INDIVIDUAL SINGLE PREMIUM

DEFERRED VARIABLE LIFE INSURANCE POLICY

ISSUED BY

Independence Variable Life Separate Account

(formerly named Keyport America Variable Life Separate Account)

OF

INDEPENDENCE LIFE AND ANNUITY COMPANY

(formerly named Keyport America Life Insurance Company)

SUPPLEMENT DATED OCTOBER 26, 2000

TO

PROSPECTUS DATED MAY 1, 1995

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This supplement contains information about the Colonial Growth and Income Fund.

The Colonial Growth and Income Fund has changed its name to Liberty Value Fund, Variable Series.

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Client Service Hotline

800-367-3653

Distributed by:

Keyport Financial Services Corp.

125 High Street

Boston, Massachusetts 02110

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